Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details) - Restricted share units [Member] - 2015 Plan [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of restricted share units
Outstanding, beginning balance
Granted	3,976,311
Outstanding, ending balance	3,976,311
Weighted-Average Grant-Date Fair Value
Granted | $ / shares	$ 17.28
Outstanding, ending balance | $ / shares	$ 17.28